UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    MARCH 31, 2013

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       HENDERSHOT INVESTMENTS INC
     Address:    11321 TRENTON COURT
                 BRISTOW, VIRGINIA 20136


13F File Number: 028-14734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       CHARLES L HENDERSHOT
     Title:      TREASURER/CFO
     Phone:      703-361-6130

     Signature, Place, and Date of Signing:
     CHARLES L                          BRISTOW, VIRGINIA        3/13/2013
     HENDERSHOT
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name
                                        NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: 129,245
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names
                                        NONE

                                                     Form 13F Information Table

          Column 1             Column 2     Column 3   Column 4      Column 5       Column 6  Column 7           Column 8
---------------------------- ------------- ----------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer          Title of       CUSIP    (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
                                 Class
---------------------------- ------------- ----------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
3M CO                        COM           88579Y-10-1    1,758        SH             SOLE                15,996                 630
                                                                          16,626
ACCENTURE PLC IRELAND        COM           G1151C-10-1    2,194        SH             SOLE                27,908                 970
                                                                          28,878
ABBOTT LABS                  COM           002824-10-0    2,995        SH             SOLE                82,788               2,000
                                                                          84,788
ABBVIE INC                   COM                          3,462        SH             SOLE                82,888               2,000
                                           00287Y-10-09                   84,888
ALTRIA GROUP INC             COM           02209S-10-3    2,367        SH             SOLE                68,169                 670
                                                                          68,839
APPLE INC                    COM           037833-10-0    5,188        SH             SOLE                11,337                 383
                                                                          11,720
AUTOMATIC DATA PROCESSING IN COM           053015-10-3      784        SH             SOLE                11,649                 400
                                                                          12,049
BAXTER INTL INC              COM           071813-10-9    3,461        SH             SOLE                46,810                 840
                                                                          47,650
BECTON DICKINSON & CO        COM           075887-10-9    3,027        SH             SOLE                30,428               1,230
                                                                          31,658
BERKSHIRE HATHAWAY INC DEL   CL A          084670-10-8      313        SH  2          SOLE                     2                   -
BERKSHIRE HATHAWAY INC DEL   CL B NEW      084670-70-2    9,918        SH             SOLE                92,642               2,540
                                                                          95,182
BRISTOL MYERS SQUIBB CO      COM           110122-10-8    1,090        SH             SOLE                26,220                 250
                                                                          26,470
BROWN FORMAN INC             CL B          115637-20-9      214        SH             SOLE                 2,846                 156
                                                                          3,002
BARD C R INC                 COM           067383-10-9    1,670        SH             SOLE                16,075                 495
                                                                          16,570
C H ROBINSON WORLDWIDE INC   COM NEW       12541W-20-9    1,859        SH             SOLE                30,710                 550
                                                                          31,260
CANADIAN NATL RY CO          COM           136375-10-2      255        SH             SOLE                 2,545                   -
                                                                          2,545
CHEVRON CORP NEW             COM           166764-10-0    1,320        SH             SOLE                10,997                 110
                                                                          11,107
CISCO SYS INC                COM           17275R-10-2    3,699        SH             SOLE               170,854               6,165
                                                                          177,019
CLOROX CO DEL                COM           189054-10-9    1,407        SH             SOLE                15,331                 565
                                                                          15,896
COACH INC                    COM           189754-10-4    2,867        SH             SOLE                55,330               2,025
                                                                          57,355
COCA COLA CO                 COM           191216-10-0    1,786        SH             SOLE                42,876               1,290
                                                                          44,166
COMPUTER PROGRAMS & SYSTEMS  COM           205306-10-3    1,854        SH             SOLE                33,270               1,000
INC                                                                       34,270
COMPUTER SCIENCES CORP       COM           205363-10-4      920        SH             SOLE                18,690                   -
                                                                          18,690
COGNIZANT TECHNOLOGY SOLUTIO CLA           192446-10-2    1,481        SH             SOLE                18,000               1,335
                                                                          19,335
EMERSON ELEC CO              COM           291011-10-4    4,772        SH             SOLE                83,189               2,215
                                                                          85,404
EXPRESS SCRIPTS INC          COM           302182-10-0    3,011        SH             SOLE                49,438               2,825
                                                                          52,263
EXXON MOBIL CORP             COM           30231G-10-2    3,249        SH             SOLE                35,052               1,005
                                                                          36,057
FASTENAL CO                  COM           311900-10-4      408        SH             SOLE                 7,838                 115
                                                                          7,953
FLUOR CORP NEW               COM           343412-10-2    2,425        SH             SOLE                35,727                 830
                                                                          36,557
GENERAL DYNAMICS CORP        COM           369550-10-8      608        SH             SOLE                 8,360                 265
                                                                          8,625
GENUINE PARTS CO             COM           372460-10-5      339        SH             SOLE                 4,261                  90
                                                                          4,351
GILEAD SCIENCES INC          COM           375558-10-3      569        SH             SOLE                11,130                 500
                                                                          11,630
GOOGLE INC                   CL A          38259P-50-8    3,402        SH             SOLE                 4,109                 174
                                                                          4,283
HORMEL FOODS CORP            COM           440452-10-0      475        SH             SOLE                11,062                 425
                                                                          11,487
INTERNATIONAL BUSINESS MACHS COM           459200-10-1      398        SH             SOLE                 1,844                  20
                                                                          1,864
INFOSYS LTD                  SPONSORED ADR 456788-10-8      549        SH             SOLE                 9,940                 240
                                                                          10,180
JOHNSON & JOHNSON            COM           478160-10-4    5,667        SH             SOLE                67,347               2,155
                                                                          69,502
KIMBERLY CLARK CORP          COM           494368-10-3      718        SH             SOLE                 7,065                 260
                                                                          7,325
MERCK & CO INC NEW           COM           58933Y-10-5      409        SH             SOLE                 9,244                   -
                                                                          9,244
MICROSOFT CORP               COM           594918-10-4    4,981        SH             SOLE               168,593               5,535
                                                                          174,128
NEWMONT MINING CORP          COM           651639-10-6    1,773        SH             SOLE                41,851                 465
                                                                          42,316
PAYCHEX INC                  COM           704326-10-7    4,436        SH             SOLE               123,130               3,400
                                                                          126,530
PEPSICO INC                  COM           713448-10-8    4,733        SH             SOLE                58,194               1,630
                                                                          59,824
PHILIP MORRIS INTL INC       COM           718172-10-9    3,377        SH             SOLE                36,027                 400
                                                                          36,427
PRICELINE COM INC            COM NEW       741503-40-3    1,216        SH             SOLE                 1,692                  74
                                                                          1,766
PROCTER & GAMBLE CO          COM           742718-10-9    2,300        SH             SOLE                28,853                 995
                                                                          29,848
STRYKER CORP                 COM           863667-10-1    2,244        SH             SOLE                33,135               1,265
                                                                          34,400
SYSCO CORP                   COM           871829-10-7    1,905        SH             SOLE                52,511               1,650
                                                                          54,161
PRICE T ROWE GROUP INC       COM           74144T-10-8      518        SH             SOLE                 6,330                 595
                                                                          6,925
TJX COS INC NEW              COM           872540-10-9      822        SH             SOLE                16,900                 675
                                                                          17,575
UNITED PARCEL SERVICE INC    CL B          911312-10-6    5,458        SH             SOLE                61,400               2,140
                                                                          63,540
UNITED TECHNOLOGIES CORP     COM           913017-10-9    3,046        SH             SOLE                31,327               1,280
                                                                          32,607
VSE CORP                     COM           918284-10-0      615        SH             SOLE                24,596                   -
                                                                          24,596
WAL MART STORES INC          COM           931142-10-3    2,142        SH             SOLE                27,706                 915
                                                                          28,621
WALGREEN CO                  COM           931422-10-3    4,613        SH             SOLE                93,682               3,070
                                                                          96,752
WESTERN UN CO                COM           959802-10-9      914        SH             SOLE                59,068               1,705
                                                                          60,773
WESTWOOD HLDGS GROUP INC     COM           961765-10-4    1,264        SH             SOLE                28,085                 370
                                                                          28,455
